Production Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Production Costs [Line Items]
Materials and consumables	$ 548.0	$ 414.3
Salaries and employee benefits	479.6	310.7
Contractors	346.2	232.1
Utilities	66.9	56.2
Insurance	23.0	17.2
Other expense	8.2	13.6
Changes in inventories	7.3	50.3
Production costs	1,479.2	1,094.4
Net realizable value inventory (recovery) charge	(31.8)	$ 97.7
Yamana
Production Costs [Line Items]
Inventory, acquisition date fair value adjustments	$ 41.1